Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss	$ (62,867)	$ (81,539)	$ (100,118)	$ (208,233)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	2,284	1,936	8,817	8,174
Non cash lease expense	(1)
Deferred income taxes			(1,353)	(8,482)
Impairment charges				129,400
Provision for doubtful accounts	235	(59)	298	292
Share-based compensation expense	2,422	1,009	40,010	4,371
Change in fair value of warrant liabilities	20,932	36,505	(13,482)	58,686
Amortization of inventory step-up				57
Issuance of common stock to settle liability with CTH			5,333
Loss on sale of business				4,434
Change in fair value of contingent consideration	4,849	20,656	(41,145)	(55,566)
Change in fair value of contingent stock consideration	1,565
Other, net	96	(47)	2,627	70
Changes in assets and liabilities:
Accounts receivable	(1,112)	185	(1,909)	1,652
Inventory	(5,670)	(1,162)	(6,422)	(643)
Prepaid expenses and other assets	(348)	(780)	3,068	(5,761)
Sale of net operating losses and research and development tax credits			1,356	3,765
Accounts payable	1,334	85	3,007	314
Accrued expenses and other liabilities	1,937	(1,272)	(1,801)	184
Deferred revenue	39	(597)	(8,382)	4,093
Right-of-use assets and lease liabilities	52
Net cash used in operating activities	(34,253)	(25,080)	(110,096)	(63,193)
Cash flow from investing activities:
Capital expenditures	(1,454)	(1,479)	(6,203)	(27,834)
Proceeds from the sale of business				15,019
Proceeds from promissory note			300
Net cash used in investing activities	(1,454)	(1,479)	(5,903)	(12,815)
Cash flow from financing activities:
Proceeds from issuance of Series B redeemable convertible preferred stock and warrants, net of issuance costs				102,535
Repurchase of common stock				(256)
Proceeds from short term borrowings - related party			5,000
Payment of short term borrowings - related party			(5,000)
Cash received on recapitalization			5,386
Proceeds from Palantir investment			20,000
Proceeds from PIPE financing			83,400
Proceeds from the exercise of stock options	10		638	138
Proceeds from the exercise of warrants	46,485
Payments of PIPE/SPAC related costs		(4,842)	(10,862)	(403)
Net cash provided by (used in) financing activities	46,495	(4,842)	98,562	102,014
Net (decrease) increase in cash, cash equivalents and restricted cash	10,788	(31,401)	(17,437)	26,006
Cash, cash equivalents and restricted cash at beginning of year	52,076	69,513	69,513	43,507
Cash, cash equivalents and restricted cash at end of year	62,864	38,112	52,076	69,513
Supplemental disclosure of cash flow information:
Cash paid for interest			146	0
Cash paid for income taxes				13
Supplemental non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	(1,015)	(287)	(970)	(806)
Cancellation of treasury stock			256
Issuance of common stock as payment for PIPE/merger related costs			10,795
Reclassification of warrant liabilities to equity			96,398
Reclass of offering costs paid in prior year			153
Change in PIPE/SPAC related costs captured in accounts payable and accrued expenses		$ 1,026		(2,130)
Recognition of asset and financing obligation related to facility build out				(216)
Receipt of convertible note in connection with the Sanuwave Transaction				4,524
UltraMIST systems reclass from inventory to fixed assets				79
Fair value of warrants issued in connection with Series B preferred stock sale				17,954
Issuance of warrants at estimated fair value				11,988
Issuance of Series B convertible preferred stock in connection with CariCord acquisition				$ 250
Reclassification of option liabilities to equity	$ 441
Gx Acquisition Corp.
Supplemental non-cash investing and financing activities:
Recapitalization from merger			550,113
Non-cash assets acquired from the merger			163
Warrant liability assumed from the merger			$ 59,202